Interest-Bearing Borrowings (Details) - Schedule of carrying amounts of pledged assets - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gross obligations under repurchase agreements	¥ 111,593,865	¥ 45,250,000
Loans principal, interest and financing service fee receivables [Member]
Segment Reporting Information [Line Items]
Gross obligations under repurchase agreements	¥ 111,593,865	¥ 45,250,000